Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

										Value of Initial Fixed $100 Investment Based On

	Summary Compensation Table Total for Principal Executive Officer (PEO)		Compensation Actually Paid to PEO (3)		SUPPLEMENTAL Adjusted Compensation Actually Paid to PEO (3a)		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (4)	SUPPLEMENTAL Adjusted Average Compensation Actually Paid to Non-PEO NEOs (4a)	Company Total Shareholder Return (TSR)	Peer Group TSR (5)	Net Income	Company Selected Measure (CSM): Return on Assets
Year	First CEO (1)	Second CEO (2)	First (CEO) (1)	Second CEO (2)	First (CEO) (1)	Second (CEO) (2)
2025	$3,048,597	$2,190,564	$3,223,034	$2,260,398	$3,390,880	$2,355,785	$1,253,882	$1,290,994	$977,935	$177	$174	$158,277	1.76%
2024	2,035,648	N/A	2,186,396	N/A	2,518,654	N/A	819,697	858,280	937,159	161	150	132,623	1.52%
2023	2,768,600	N/A	2,880,632	N/A	2,392,416	N/A	958,560	980,986	877,751	148	120	124,927	1.48%
2022	2,364,896	N/A	2,335,804	N/A	2,418,465	N/A	858,843	857,332	859,071	139	120	120,509	1.49%
2021	2,010,211	N/A	2,170,717	N/A	2,796,186	N/A	722,088	785,171	863,006	126	139	118,534	1.53%
(1) Amounts reported in this column and others related to the “First CEO” are for Christopher J. Murphy III, who served as Chief Executive Officer of the Company until his transition to Executive Chairman on October 1, 2025. The dollar amounts reported in this column are the amounts of total compensation reported for Christopher J. Murphy III for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”) as set forth in the definitive proxy statement of the Company covering the fiscal year indicated, as filed with the SEC.
(2) Amounts reported in this column and others related to the “Second CEO” are for Andrea G. Short, who succeeded Christopher J. Murphy III as Chief Executive Officer of the Company upon Christopher J. Murphy III’s transition to Executive Chairman. The dollar amounts reported in this column are the amounts of total compensation reported for Andrea G. Short for 2025 in the “Total” column of the Summary Compensation Table (“SCT”) as set forth in this proxy statement. See “Executive Compensation - Executive Compensation Tables - Summary Compensation Table for 2025.”
(3) The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Christopher J. Murphy III and Andrea G. Short, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Christopher J. Murphy III and Andrea G. Short during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Christopher J. Murphy III’s and Andrea G. Short’s total compensation for each year to determine the compensation actually paid: Deductions are grant-date fair values of equity awards shown in the SCT.

Company Selected Measure Name	Return on Assets
Peer Group Issuers, Footnote	The peer group is a market-capitalization-weighted stock index of all publicly-traded banking companies in Illinois, Indiana, Michigan, Ohio, and Wisconsin and is the same as the one used in the performance graph included above in the Company Performance section.
PEO Total Compensation Amount	$ 3,048,597	$ 2,035,648	$ 2,768,600	$ 2,364,896	$ 2,010,211
PEO Actually Paid Compensation Amount	$ 3,223,034	2,186,396	2,880,632	2,335,804	2,170,717
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Christopher J. Murphy III’s and Andrea G. Short’s total compensation for each year to determine the compensation actually paid: Deductions are grant-date fair values of equity awards shown in the SCT.

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
First CEO
2025	$855,385	$2,002,931	$190,281	$3,048,597	$(1,003,281)	$1,177,718	$3,223,034
2024	836,538	1,014,280	184,830	2,035,648	(326,430)	477,178	2,186,396
2023	821,495	1,766,376	180,729	2,768,600	(1,158,576)	1,270,608	2,880,632
2022	810,000	1,397,304	157,592	2,364,896	(449,554)	420,462	2,335,804
2021	808,269	1,062,804	139,138	2,010,211	(235,254)	395,760	2,170,717

Second CEO
2025	$526,346	$1,531,127	$133,091	$2,190,564	$(1,054,977)	$1,124,811	$2,260,398
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
(3a) The Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus the Committee has redistributed these amounts to calculate supplemental adjusted CAP amounts for the PEO as follows.

SUPPLEMENTAL
Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reclass Current Year LTEIP Cash Award**	Less: Prior Year EIP/LTEIP Equity Awards	Current Year EIP Equity Award	Prorated Current Year LTEIP Equity Award**	Other Additions to CAP Total	SUPPLEMENTAL Adjusted CAP
First CEO
2025	$855,385	$2,002,931	$190,281	$3,048,597	$(113,674)	$(376,481)	$405,150	$196,505	$230,783	$3,390,880
2024	836,538	1,014,280	184,830	2,035,648	60,884	(326,430)	376,450	182,585	189,517	2,518,654
2023	821,495	1,766,376	180,729	2,768,600	52,789	(1,157,576)	326,400	158,310	243,893	2,392,416
2022	810,000	1,397,304	157,592	2,364,896	(156,584)	(449,554)	408,550	280,249	(29,092)	2,418,465
2021	808,269	1,062,804	139,138	2,010,211	102,792	(235,254)	449,554	308,376	160,507	2,796,186

Second CEO
2025	$526,346	$1,531,127	$133,091	$2,190,564	$(45,820)	$(120,525)	$145,150	$84,202	$102,214	$2,355,785
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
**2023 to 2025 allocated amounts based on 2023-2025 annual awards.
Supplemental Detail — PEO 2025. The additions to the PEO SCT total and adjusted SCT total for 2025 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/25	Change in Value of Prior Years’ Awards Unvested at 12/31/25	Change in Value of Prior Years’ Awards That Vested in FY 2025	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/25	Equity Value Included in Adjusted CAP
First CEO
BV Shares	$376,481	$137,718	$—	$514,199	$58,246	$195,964
MV Shares	626,800	36,719	—	663,519	(1,900)	34,819
Total	$1,003,281	$174,437	$—	$1,177,718	$56,346	$230,783

Second CEO
BV Shares	$428,177	$44,689	$—	$472,866	$34,279	$78,968
MV Shares	626,800	12,166	12,980	651,946	(1,900)	23,246
Total	$1,054,977	$56,855	$12,980	$1,124,812	$32,379	$102,214
Supplemental Detail — PEO 2024. The additions to the PEO SCT total and adjusted SCT total for 2024 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/24	Change in Value of Prior Years’ Awards Unvested at 12/31/24	Change in Value of Prior Years’ Awards That Vested in FY 2024	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/24	Equity Value Included in Adjusted CAP
BV Shares	$326,430	$101,116	$—	$427,546	$38,769	$139,885
MV Shares	—	49,632	—	49,632	—	49,632
Total	$326,430	$150,748	$—	$477,178	$38,769	$189,517
Supplemental Detail — PEO 2023. The additions to the PEO SCT total and adjusted SCT total for 2023 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/23	Change in Value of Prior Years’ Awards Unvested at 12/31/23	Change in Value of Prior Years’ Awards That Vested in FY 2023	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/23	Equity Value Included in Adjusted CAP
BV Shares	$408,566	$102,517	$—	$511,083	$63,664	$166,181
MV Shares	750,009	9,516	—	759,525	68,196	77,712
Total	$1,158,575	$112,033	$—	$1,270,608	$131,860	$243,893
Supplemental Detail — PEO 2022. The additions to the PEO SCT total and adjusted SCT total for 2022 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$425,280	$(31,600)	$—	$393,680	$(24,274)	$(55,874)
MV Shares	—	26,782	—	26,782	—	26,782
Total	$425,280	$(4,818)	$—	$420,462	$(24,274)	$(29,092)
Supplemental Detail — PEO 2021. The additions to the PEO SCT total and adjusted SCT total for 2021 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY 2021	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$249,464	$36,203	$—	$285,667	$14,211	$50,414
MV Shares	—	110,093	—	110,093	—	110,093
Total	$249,464	$146,296	$—	$395,760	$14,211	$160,507

Non-PEO NEO Average Total Compensation Amount	$ 1,253,882	819,697	958,560	858,843	722,088
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,290,994	858,280	980,986	857,332	785,171
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid (CAP) the following amounts were deducted from and added to the average non-PEO NEO’s Summary Compensation Table (SCT) total compensation. Deductions are grant-date fair values of equity awards shown in the SCT. Supporting detail for the additions are detailed in the supplemental tables indicated for each year. Non-PEO NEO’s for 2025 were Mr. Buhr, Mr. Bauer, and Mr. K. Murphy. Non-PEO NEO’s for 2021, 2022, 2023, and 2024 were Ms. Short, Mr. John B. Griffith (former Executive Vice President of 1st Source Corporation and 1st Source Bank), Mr. Buhr and Mr. Bauer.

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2025	$379,872	$827,096	$46,914	$1,253,882	$(453,263)	$490,375	$1,290,994
2024	405,769	342,234	71,694	819,697	(86,347)	124,930	858,280
2023	384,040	505,425	69,095	958,560	(278,400)	300,826	980,986
2022	359,529	437,246	62,068	858,843	(108,555)	107,044	857,332
2021	334,423	333,720	53,945	722,088	(113,051)	176,134	785,171
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
(4a) The Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus the Committee has redistributed these amounts to calculate supplemental adjusted CAP amounts for the non-PEO NEOs as follows.

SUPPLEMENTAL

Year*	Salary	Bonus and Non-Equity Incentive Compensation	Other Compensation	SCT Total	Reclass Current Year LTEIP Cash Award**	Less: Prior Year EIP/LTEIP Equity Awards	Current Year EIP Equity Award	Prorated Current Year LTEIP Equity Award**	Other Additions to CAP Total	SUPPLEMENTAL Adjusted CAP
2025	$379,872	$827,096	$46,914	$1,253,882	$(35,556)	$(453,263)	$111,767	$51,544	$49,561	$977,935
2024	405,769	342,234	71,694	819,697	18,479	(86,347)	93,413	43,079	48,838	937,159
2023	384,040	505,425	69,095	958,560	17,077	(278,400)	86,325	39,811	54,378	877,751
2022	359,529	437,246	62,068	858,843	(47,573)	(108,555)	102,263	55,604	(1,511)	859,071
2021	334,423	333,720	53,945	722,088	23,304	(113,051)	108,555	59,026	63,084	863,006
*Supporting detail for the additions for each year is provided in the supplemental tables indicated for each year below.
**2023 to 2025 amounts allocated based on 2023-2025 annual awards.
Supplemental Detail — Non-PEO 2025. The additions to the average non-PEO SCT total and adjusted SCT total for 2025 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/25	Change in Value of Prior Years’ Awards Unvested at 12/31/25	Change in Value of Prior Years’ Awards That Vested in FY 2025	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/25	Equity Value Included in Adjusted CAP
BV Shares	$87,630	$26,939	$—	$114,569	$13,557	$40,496
MV Shares	365,633	5,447	4,726	375,806	(1,108)	9,065
Total	$453,263	$32,386	$4,726	$490,375	$12,449	$49,561
Supplemental Detail — Non-PEO 2024. The additions to the average non-PEO SCT total and adjusted SCT total for 2024 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/24	Change in Value of Prior Years’ Awards Unvested at 12/31/24	Change in Value of Prior Years’ Awards That Vested in FY 2024	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/24	Equity Value Included in Adjusted CAP
BV Shares	$86,346	$24,476	$—	$110,822	$10,255	$34,730
MV Shares	—	13,947	161	14,108	—	14,108
Total	$86,346	$38,423	$161	$124,930	$10,255	$48,838
Supplemental Detail — Non-PEO 2023. The additions to the average non-PEO SCT total and adjusted SCT total for 2023 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/23	Change in Value of Prior Years’ Awards Unvested at 12/31/23	Change in Value of Prior Years’ Awards That Vested in FY 2023	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/23	Equity Value Included in Adjusted CAP
BV Shares	$102,282	$23,779	$—	$126,061	$15,938	$39,717
MV Shares	176,118	4,721	(6,074)	174,765	16,014	14,661
Total	$278,400	$28,500	$(6,074)	$300,826	$31,952	$54,378
Supplemental Detail — Non-PEO 2022. The additions to the average non-PEO SCT total and adjusted SCT total for 2022 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/22	Change in Value of Prior Years’ Awards Unvested at 12/31/22	Change in Value of Prior Years’ Awards That Vested in FY 2022	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$102,693	$(6,860)	$—	$95,833	$(5,862)	$(12,722)
MV Shares	—	14,246	(3,035)	11,211	—	11,211
Total	$102,693	$7,386	$(3,035)	$107,044	$(5,862)	$(1,511)
Supplemental Detail — Non-PEO 2021. The additions to the average non-PEO SCT total and adjusted SCT total for 2021 were computed as follows:

					SUPPLEMENTAL	SUPPLEMENTAL
	(a)	(b)	(c)	(d) = (a) + (b) + (c)	(e)	(f) = (b) + (c) + (e)
	Fair Value of Current Year Equity Awards at 12/31/21	Change in Value of Prior Years’ Awards Unvested at 12/31/21	Change in Value of Prior Years’ Awards That Vested in FY 2021	Equity Value Included in CAP	Change in Value of Current Year’s Awards Unvested at 12/31/22	Equity Value Included in Adjusted CAP
BV Shares	$59,847	$7,444	$—	$67,291	$3,409	$10,853
MV Shares	62,000	43,050	3,793	108,843	5,388	52,231
Total	$121,847	$50,494	$3,793	$176,134	$8,797	$63,084

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
The Company had a Total Shareholder Return of approximately 40% from year-end 2021 to year-end 2025 while CAP for the first CEO increased approximately 48% and CAP for the non-PEO NEO’s increased approximately 64% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards, the stock portion of annual EIP awards, and promotional/transitional stock awards on CAP, the Committee believes the changes in CAP are consistent with the TSR over this period.
The Committee believes a comparison of adjusted CAP versus TSR is more appropriate than a comparison of CAP versus TSR. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts in the table below to illustrate adjusted CAP amounts. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s TSR. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the five-year period as has TSR.

Compensation Actually Paid vs. Net Income	CAP versus Net Income
The Company had an increase in net income of approximately 35% from 2021 to 2025 while CAP for the first CEO increased approximately 48% and CAP for the non-PEO NEO’s increased approximately 64% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards, the stock portion of annual EIP awards and promotional/transitional stock awards on CAP, the Committee believes the changes in CAP are consistent with the TSR over this period.
The Committee believes a comparison of adjusted CAP versus net income is more appropriate than a comparison of CAP versus net income. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts as shown in the table below to illustrate adjusted CAP amounts. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s net income growth. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the five-year period as has net income.

Compensation Actually Paid vs. Company Selected Measure	CAP versus Company-Selected Measure (CSM)
The Company had an improvement in Return on Average Assets (ROA) of approximately 15% from 2021 to 2025 while CAP for the first CEO increased approximately 48% and CAP for the non-PEO NEO’s increased approximately 64% over the same period. Overall after taking into account the impact of the timing of payment of long-term EIP awards, the stock portion of annual EIP awards and promotional/transitional stock awards on CAP, the Committee believes the changes in CAP are consistent with the ROA over this period.
The Committee believes a comparison of adjusted CAP versus ROA (the Company-Selected Measure) is more appropriate than a comparison of CAP versus ROA. As noted above the Committee believes the CAP amounts are distorted from a pay vs. performance standpoint due to the required timing for inclusion of the annual and long-term EIP equity components as well as the inclusion of the long-term cash award. Thus it has redistributed these amounts as shown in the table below to illustrate adjusted CAP amounts. As shown in the chart below, the PEO and other NEOs’ adjusted CAP amounts are aligned with the Company’s ROA trend. Adjusted CAP amounts for 2021 were higher due to the higher relative performance vs. EIP goals that year, which also was the highest ROA in the three-year period. All of the PEO’s EIP goals and the majority of non-PEO NEO EIP goals are quantitative Company-level goals. Overall, adjusted CAP amounts have increased over the five-year period as has ROA.

Total Shareholder Return Vs Peer Group	TSR: Company versus Peer Group
The Company has achieved Total Shareholder Return of 76.56% over the five year period ending in 2025 compared to its peer group’s return of 74.43%. The Committee believes this is attributable to its consistent financial performance equal to or superior to most peers over these periods as discussed in the Company Performance section above as well as the Company Performance section of prior proxy statements covering the prior years included above.

Tabular List, Table	Net income b.Return on assets c.Expense to revenue ratio
Total Shareholder Return Amount	$ 177	161	148	139	126
Peer Group Total Shareholder Return Amount	174	150	120	120	139
Net Income (Loss) Available to Common Stockholders, Basic	$ 158,277	$ 132,623	$ 124,927	$ 120,509	$ 118,534
Company Selected Measure Amount	1.76	1.52	1.48	1.49	1.53
PEO Name	Christopher J. Murphy III
Second PEO Total Compensation Amount	$ 2,190,564
Second PEO Actually Paid Compensation Amount	2,260,398
Supplemental Adjusted PEO Actually Paid Compensation Amount	3,390,880	$ 2,518,654	$ 2,392,416	$ 2,418,465	$ 2,796,186
Supplemental Adjusted Second PEO Actually Paid Compensation Amount	2,355,785
Supplemental Adjusted Non-PEO NEO Average Compensation Actually Paid Amount	$ 977,935	937,159	877,751	859,071	863,006
Second PEO Name	Andrea G. Short
PEO Salary	$ 855,385	836,538	821,495	810,000	808,269
PEO Bonus And Non-Equity Incentive Compensation	2,002,931	1,014,280	1,766,376	1,397,304	1,062,804
PEO Other Compensation	190,281	184,830	180,729	157,592	139,138
Second PEO Salary	526,346
Second PEO Bonus And Non-Equity Incentive Compensation	1,531,127
Second PEO Other Compensation	133,091
Non-PEO NEO Salary	379,872	405,769	384,040	359,529	334,423
Non-PEO NEO Bonus And Non-Equity Incentive Compensation	827,096	342,234	505,425	437,246	333,720
Non-PEO NEO Other Compensation	$ 46,914	71,694	69,095	62,068	53,945
Measure:: 1
Pay vs Performance Disclosure
Name	Net income
Measure:: 2
Pay vs Performance Disclosure
Name	Return on assets
Measure:: 3
Pay vs Performance Disclosure
Name	Expense to revenue ratio
PEO | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,003,281)	(326,430)	(1,158,576)	(449,554)	(235,254)
PEO | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,177,718	477,178	1,270,608	420,462	395,760
PEO | Supplemental Adjustment, Cash Awards Reclassified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,674)	60,884	52,789	(156,584)	102,792
PEO | Supplemental Adjustment, Equity Awards In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,481)	(326,430)	(1,157,576)	(449,554)	(235,254)
PEO | Supplemental Adjustment, Equity Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,150	376,450	326,400	408,550	449,554
PEO | Supplemental Adjustment, Equity Awards Prorated During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,505	182,585	158,310	280,249	308,376
PEO | Supplemental Adjustment, Other Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,783	189,517	243,893	(29,092)	160,507
PEO | Equity Awards Reported Value, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	376,481	326,430	408,566	425,280	249,464
PEO | Equity Awards Granted in Prior Years, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	137,718	101,116	102,517	(31,600)	36,203
PEO | Equity Awards Granted in Prior Years, Vested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Adjustment, Equity Award Adjustments, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	514,199	427,546	511,083	393,680	285,667
PEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	58,246	38,769	63,664	(24,274)	14,211
PEO | Supplemental Adjustment, Other Adjustment, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,964	139,885	166,181	(55,874)	50,414
PEO | Equity Awards Reported Value, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	626,800	0	750,009	0	0
PEO | Equity Awards Granted in Prior Years, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	36,719	49,632	9,516	26,782	110,093
PEO | Equity Awards Granted in Prior Years, Vested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Adjustment, Equity Award Adjustments, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	663,519	49,632	759,525	26,782	110,093
PEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,900)	0	68,196	0	0
PEO | Supplemental Adjustment, Other Adjustment, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,819	49,632	77,712	26,782	110,093
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,003,281	326,430	1,158,575	425,280	249,464
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	174,437	150,748	112,033	(4,818)	146,296
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,177,718	477,178	1,270,608	420,462	395,760
PEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	56,346	38,769	131,860	(24,274)	14,211
Non-PEO NEO | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,263)	(86,347)	(278,400)	(108,555)	(113,051)
Non-PEO NEO | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	490,375	124,930	300,826	107,044	176,134
Non-PEO NEO | Supplemental Adjustment, Cash Awards Reclassified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,556)	18,479	17,077	(47,573)	23,304
Non-PEO NEO | Supplemental Adjustment, Equity Awards In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,263)	(86,347)	(278,400)	(108,555)	(113,051)
Non-PEO NEO | Supplemental Adjustment, Equity Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,767	93,413	86,325	102,263	108,555
Non-PEO NEO | Supplemental Adjustment, Equity Awards Prorated During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,544	43,079	39,811	55,604	59,026
Non-PEO NEO | Supplemental Adjustment, Other Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,561	48,838	54,378	(1,511)	63,084
Non-PEO NEO | Equity Awards Reported Value, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	87,630	86,346	102,282	102,693	59,847
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	26,939	24,476	23,779	(6,860)	7,444
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Adjustment, Equity Award Adjustments, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	114,569	110,822	126,061	95,833	67,291
Non-PEO NEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	13,557	10,255	15,938	(5,862)	3,409
Non-PEO NEO | Supplemental Adjustment, Other Adjustment, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,496	34,730	39,717	(12,722)	10,853
Non-PEO NEO | Equity Awards Reported Value, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	365,633	0	176,118	0	62,000
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	5,447	13,947	4,721	14,246	43,050
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,726	161	(6,074)	(3,035)	3,793
Non-PEO NEO | Adjustment, Equity Award Adjustments, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	375,806	14,108	174,765	11,211	108,843
Non-PEO NEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,108)	0	16,014	0	5,388
Non-PEO NEO | Supplemental Adjustment, Other Adjustment, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,065	14,108	14,661	11,211	52,231
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	453,263	86,346	278,400	102,693	121,847
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	32,386	38,423	28,500	7,386	50,494
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,726	161	(6,074)	(3,035)	3,793
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	490,375	124,930	300,826	107,044	176,134
Non-PEO NEO | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	12,449	$ 10,255	$ 31,952	$ (5,862)	$ 8,797
Second PEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Second PEO	(1,054,977)
Second PEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount for Second PEO	1,124,811
Second PEO [Member] | Supplemental Adjustment, Cash Awards Reclassified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,820)
Second PEO [Member] | Supplemental Adjustment, Equity Awards In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(120,525)
Second PEO [Member] | Supplemental Adjustment, Equity Awards During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,150
Second PEO [Member] | Supplemental Adjustment, Equity Awards Prorated During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,202
Second PEO [Member] | Supplemental Adjustment, Other Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,214
Second PEO [Member] | Equity Awards Reported Value, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	428,177
Second PEO [Member] | Equity Awards Granted in Prior Years, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	44,689
Second PEO [Member] | Equity Awards Granted in Prior Years, Vested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Second PEO [Member] | Adjustment, Equity Award Adjustments, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	472,866
Second PEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	34,279
Second PEO [Member] | Supplemental Adjustment, Other Adjustment, BV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,968
Second PEO [Member] | Equity Awards Reported Value, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	626,800
Second PEO [Member] | Equity Awards Granted in Prior Years, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	12,166
Second PEO [Member] | Equity Awards Granted in Prior Years, Vested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	12,980
Second PEO [Member] | Adjustment, Equity Award Adjustments, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	651,946
Second PEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,900)
Second PEO [Member] | Supplemental Adjustment, Other Adjustment, MV Shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,246
Second PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,054,977
Second PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	56,855
Second PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	12,980
Second PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,124,812
Second PEO [Member] | Supplemental Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 32,379